Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 211	$ 262
Regulatory Liability, Long-term	1,458	1,618
Total regulatory liabilities	1,669	1,880
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	751	828
Accumulated reserve - COR
Regulatory Liabilities [Line Items]
Total regulatory liabilities	729	733
Cost recovery clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	75	121
BLPC Self-insurance fund ("SIF")
Regulatory Liabilities [Line Items]
Total regulatory liabilities	30	32
NSPI FAM | Regulated
Regulatory Liabilities [Line Items]
Total regulatory liabilities	0	56
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	25	44
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 59	$ 66